UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06698

                       Scudder Equity 500 Index Portfolio
                       ----------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Equity 500 Index Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                   Shares                     Value ($)
                                                                           --------------------------------------------


Common Stocks 99.4%
Consumer Discretionary 11.4%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                                           21,802                      400,285
Dana Corp.                                                                         43,481                      556,122
Delphi Corp.                                                                      162,146                      726,414
Goodyear Tire & Rubber Co.*                                                        50,696                      676,791
Johnson Controls, Inc.                                                             54,964                    3,064,793
Visteon Corp.                                                                      36,431                      208,021
                                                                                                          ------------
                                                                                                             5,632,426

Automobiles 0.5%
Ford Motor Co.                                                                    523,885                    5,935,617
General Motors Corp.                                                              173,571                    5,101,252
Harley-Davidson, Inc.                                                              84,151                    4,860,562
                                                                                                          ------------
                                                                                                            15,897,431

Distributors 0.1%
Genuine Parts Co.                                                                  50,478                    2,195,288
                                                                                                          ------------
Hotels Restaurants & Leisure 1.5%
Carnival Corp.                                                                    159,197                    8,247,997
Darden Restaurants, Inc.                                                           45,480                    1,395,326
Harrah's Entertainment, Inc.                                                       32,418                    2,093,554
Hilton Hotels Corp.                                                               111,539                    2,492,897
International Game Technology                                                     100,964                    2,691,700
Marriott International, Inc. "A"                                                   64,032                    4,281,180
McDonald's Corp.                                                                  369,856                   11,517,316
Starbucks Corp.*                                                                  114,554                    5,917,860
Starwood Hotels & Resorts Worldwide, Inc.                                          59,312                    3,560,499
Wendy's International, Inc.                                                        33,280                    1,299,251
YUM! Brands, Inc.                                                                  84,491                    4,377,479
                                                                                                          ------------
                                                                                                            47,875,059

Household Durables 0.6%
Black & Decker Corp.                                                               23,352                    1,844,575
Centex Corp.                                                                       35,604                    2,039,041
Fortune Brands, Inc.                                                               41,654                    3,358,562
KB Home                                                                            13,336                    1,566,447
Leggett & Platt, Inc.                                                              55,166                    1,593,194
Maytag Corp.                                                                       23,139                      323,252
Newell Rubbermaid, Inc.                                                            79,650                    1,747,521
Pulte Homes, Inc.                                                                  36,578                    2,693,238
Snap-on, Inc.                                                                      16,732                      531,910
The Stanley Works                                                                  23,753                    1,075,298
Whirlpool Corp.                                                                    21,334                    1,444,952
                                                                                                          ------------
                                                                                                            18,217,990

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                       358,832                   13,370,080
                                                                                                          ------------
Leisure Equipment & Products 0.2%
Brunswick Corp.                                                                    27,830                    1,303,835
Eastman Kodak Co.                                                                  82,831                    2,696,149
Hasbro, Inc.                                                                       51,102                    1,045,036
Mattel, Inc.                                                                      119,714                    2,555,894
                                                                                                          ------------
                                                                                                             7,600,914

Media 4.0%
Clear Channel Communications, Inc.                                                164,163                    5,658,699
Comcast Corp. "A"*                                                                637,227                   21,525,528
Dow Jones & Co., Inc.                                                              23,922                      893,965
Gannett Co., Inc.                                                                  74,369                    5,881,101
Interpublic Group of Companies, Inc.*                                             122,195                    1,500,555
Knight-Ridder, Inc.                                                                22,282                    1,498,464
McGraw-Hill Companies, Inc.                                                        54,437                    4,749,628
Meredith Corp.                                                                     14,638                      684,327
New York Times Co. "A"                                                             42,073                    1,539,030
News Corp. "A"                                                                    841,500                   14,238,180
Omnicom Group, Inc.                                                                54,068                    4,786,099
Time Warner, Inc.*                                                              1,324,912                   23,252,206
Tribune Co.                                                                        91,797                    3,659,946
Univision Communications, Inc. "A"*                                                93,097                    2,577,856
Viacom, Inc. "B"                                                                  488,209                   17,004,319
Walt Disney Co.                                                                   600,240                   17,244,895
                                                                                                          ------------
                                                                                                           126,694,798

Multiline Retail 1.2%
Big Lots, Inc.*                                                                    32,596                      391,804
Dillard's, Inc. "A"                                                                20,568                      553,279
Dollar General Corp.                                                               94,636                    2,073,475
Family Dollar Stores, Inc.                                                         48,972                    1,486,790
Federated Department Stores, Inc.                                                  48,910                    3,112,633
J.C. Penny Co., Inc.                                                               81,775                    4,245,758
Kohl's Corp.*                                                                      95,138                    4,911,975
May Department Stores Co.                                                          84,319                    3,121,489
Nordstrom, Inc.                                                                    37,466                    2,074,867
Sears Holdings Corp.*                                                              28,639                    3,813,843
Target Corp.                                                                      256,391                   12,824,678
                                                                                                          ------------
                                                                                                            38,610,591

Specialty Retail 2.3%
AutoNation, Inc.*                                                                  76,400                    1,447,016
AutoZone, Inc.*                                                                    21,008                    1,800,386
Bed Bath & Beyond, Inc.*                                                           86,966                    3,177,738
Best Buy Co., Inc.                                                                 91,748                    4,955,309
Circuit City Stores, Inc.                                                          56,433                      905,750
Home Depot, Inc.                                                                  633,199                   24,213,530
Limited Brands, Inc.                                                              117,411                    2,853,087
Lowe's Companies, Inc.                                                            221,287                   12,633,275
Office Depot, Inc.*                                                                90,259                    2,001,945
OfficeMax, Inc.                                                                    26,978                      903,763
RadioShack Corp.                                                                   45,795                    1,121,977
Sherwin-Williams Co.                                                               40,805                    1,795,012
Staples, Inc.                                                                     142,582                    4,481,352
The Gap, Inc.                                                                     214,958                    4,694,683
Tiffany & Co.                                                                      42,016                    1,450,392
TJX Companies, Inc.                                                               138,899                    3,421,082
Toys "R" Us, Inc.*                                                                 62,161                    1,601,267
                                                                                                          ------------
                                                                                                            73,457,564

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                                       54,600                    3,091,998
Jones Apparel Group, Inc.                                                          35,260                    1,180,857
Liz Claiborne, Inc.                                                                31,406                    1,260,323
NIKE, Inc. "B"                                                                     67,708                    5,640,754
Reebok International Ltd.                                                          16,771                      742,955
VF Corp.                                                                           32,040                    1,894,846
                                                                                                          ------------
                                                                                                            13,811,733

Consumer Staples 10.3%
Beverages 2.2%
Anheuser-Busch Companies, Inc.                                                    226,280                   10,723,409
Brown-Forman Corp. "B"                                                             34,878                    1,909,571
Coca-Cola Co.                                                                     661,135                   27,549,495
Coca-Cola Enterprises, Inc.                                                       118,224                    2,425,956
Molson Coors Brewing Co. "B"                                                       22,202                    1,713,328
Pepsi Bottling Group, Inc.                                                         66,262                    1,845,397
PepsiCo, Inc.                                                                     482,350                   25,579,021
                                                                                                          ------------
                                                                                                            71,746,177

Food & Staples Retailing 2.9%
Albertsons, Inc.                                                                  113,089                    2,335,288
Costco Wholesale Corp.                                                            134,333                    5,934,832
CVS Corp.                                                                         114,559                    6,028,094
Kroger Co.*                                                                       213,463                    3,421,812
Safeway, Inc.*                                                                    129,307                    2,396,059
SUPERVALU, Inc.                                                                    38,802                    1,294,046
Sysco Corp.                                                                       183,190                    6,558,202
Wal-Mart Stores, Inc.                                                             998,354                   50,027,519
Walgreen Co.                                                                      292,578                   12,996,315
                                                                                                          ------------
                                                                                                            90,992,167

Food Products 1.2%
Archer-Daniels-Midland Co.                                                        181,853                    4,469,947
Campbell Soup Co.                                                                  95,009                    2,757,161
ConAgra Foods, Inc.                                                               147,252                    3,978,749
General Mills, Inc.                                                               104,350                    5,128,803
H.J. Heinz Co.                                                                    100,054                    3,685,989
Hershey Foods Corp.                                                                63,860                    3,860,976
Kellogg Co.                                                                       113,334                    4,903,962
McCormick & Co, Inc.                                                               39,500                    1,359,985
Sara Lee Corp.                                                                    224,739                    4,980,216
William Wrigley Jr. Co.                                                            57,082                    3,742,867
                                                                                                          ------------
                                                                                                            38,868,655

Household Products 1.9%
Clorox Co.                                                                         43,932                    2,767,277
Colgate-Palmolive Co.                                                             152,468                    7,954,255
Kimberly-Clark Corp.                                                              139,607                    9,176,368
Procter & Gamble Co.                                                              741,388                   39,293,564
                                                                                                          ------------
                                                                                                            59,191,464

Personal Products 0.7%
Alberto-Culver Co. "B"                                                             26,487                    1,267,668
Avon Products, Inc.                                                               135,370                    5,812,787
Gillette Co.                                                                      284,306                   14,351,767
                                                                                                          ------------
                                                                                                            21,432,222

Tobacco 1.4%
Altria Group, Inc.                                                                597,352                   39,060,847
Reynolds American, Inc.                                                            38,045                    3,066,047
UST, Inc.                                                                          47,451                    2,453,217
                                                                                                          ------------
                                                                                                            44,580,111

Energy 8.8%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.                                                                 96,073                    4,274,288
BJ Services Co.                                                                    46,614                    2,418,334
Halliburton Co.                                                                   154,160                    6,667,420
Nabors Industries Ltd.*                                                            43,219                    2,555,972
National-Oilwell Varco, Inc.*                                                      48,100                    2,246,270
Noble Corp.                                                                        39,124                    2,199,160
Rowan Companies, Inc.                                                              31,139                      931,990
Schlumberger Ltd.                                                                 173,372                   12,219,258
Transocean, Inc.*                                                                  92,100                    4,739,466
                                                                                                          ------------
                                                                                                            38,252,158

Oil & Gas 7.6%
Amerada Hess Corp.                                                                 26,455                    2,545,236
Anadarko Petroleum Corp.                                                           70,834                    5,390,467
Apache Corp.                                                                       93,474                    5,723,413
Ashland, Inc.                                                                      19,304                    1,302,441
Burlington Resources, Inc.                                                        112,112                    5,613,448
ChevronTexaco Corp.                                                               615,866                   35,911,146
ConocoPhillips                                                                    200,145                   21,583,637
Devon Energy Corp.                                                                139,104                    6,642,216
El Paso Corp.                                                                     185,798                    1,965,743
EOG Resources, Inc.                                                                67,900                    3,309,446
ExxonMobil Corp.                                                                1,870,668                  111,491,813
Kerr-McGee Corp.                                                                   51,494                    4,033,525
Kinder Morgan, Inc.                                                                35,759                    2,706,956
Marathon Oil Corp.                                                                 99,231                    4,655,918
Occidental Petroleum Corp.                                                        113,431                    8,072,884
Sunoco, Inc.                                                                       19,886                    2,058,599
Unocal Corp.                                                                       75,830                    4,677,953
Valero Energy Corp.                                                                75,600                    5,539,212
Williams Companies, Inc.                                                          160,723                    3,023,200
XTO Energy, Inc.                                                                  100,000                    3,284,000
                                                                                                          ------------
                                                                                                           239,531,253

Financials 19.7%
Banks 6.3%
AmSouth Bancorp.                                                                  102,599                    2,662,444
Bank of America Corp.                                                           1,173,412                   51,747,469
BB&T Corp.                                                                        158,118                    6,179,251
Comerica, Inc.                                                                     48,857                    2,691,044
Compass Bancshares, Inc.                                                           35,400                    1,607,160
Fifth Third Bancorp.                                                              151,791                    6,523,977
First Horizon National Corp.                                                       35,691                    1,455,836
Golden West Financial Corp.                                                        83,856                    5,073,288
Huntington Bancshares, Inc.                                                        67,496                    1,613,154
KeyCorp.                                                                          116,383                    3,776,628
M&T Bank Corp.                                                                     33,500                    3,419,010
Marshall & Ilsley Corp.                                                            64,555                    2,695,171
National City Corp.                                                               188,423                    6,312,171
North Fork Bancorp., Inc.                                                         134,748                    3,737,910
PNC Financial Services Group                                                       80,961                    4,167,872
Regions Financial Corp.                                                           133,031                    4,310,204
Sovereign Bancorp, Inc.                                                            99,711                    2,209,596
SunTrust Banks, Inc.                                                               98,992                    7,134,354
Synovus Financial Corp.                                                            89,421                    2,491,269
US Bancorp.                                                                       534,615                   15,407,604
Wachovia Corp.                                                                    459,148                   23,375,225
Washington Mutual, Inc.                                                           255,361                   10,086,760
Wells Fargo & Co.                                                                 487,678                   29,163,144
Zions Bancorp.                                                                     25,656                    1,770,777
                                                                                                          ------------
                                                                                                           199,611,318

Capital Markets 2.8%
Bank of New York Co., Inc.                                                        223,431                    6,490,671
Bear Stearns Companies, Inc.                                                       32,608                    3,257,539
Charles Schwab Corp.                                                              361,297                    3,797,231
E*TRADE Financial Corp.*                                                          107,400                    1,288,800
Federated Investors, Inc. "B"                                                      31,000                      877,610
Franklin Resources, Inc.                                                           59,171                    4,062,089
Janus Capital Group, Inc.                                                          68,279                      952,492
Lehman Brothers Holdings, Inc.                                                     78,922                    7,431,296
Mellon Financial Corp.                                                            122,401                    3,493,325
Merrill Lynch & Co., Inc.                                                         266,704                   15,095,446
Morgan Stanley                                                                    318,064                   18,209,164
Northern Trust Corp.                                                               65,105                    2,828,161
State Street Corp.                                                                 95,434                    4,172,375
T. Rowe Price Group, Inc.                                                          36,976                    2,195,635
The Goldman Sachs Group, Inc.                                                     134,769                   14,823,242
                                                                                                          ------------
                                                                                                            88,975,076

Consumer Finance 1.3%
American Express Co.                                                              344,243                   17,683,763
Capital One Financial Corp.                                                        69,458                    5,193,375
MBNA Corp.                                                                        365,905                    8,982,968
Providian Financial Corp.*                                                         84,889                    1,456,695
SLM Corp.                                                                         126,165                    6,288,063
                                                                                                          ------------
                                                                                                            39,604,864

Diversified Financial Services 4.7%
CIT Group, Inc.                                                                    60,700                    2,306,600
Citigroup, Inc.                                                                 1,534,160                   68,945,151
Countrywide Financial Corp.                                                       166,144                    5,393,034
Fannie Mae                                                                        286,328                   15,590,560
Freddie Mac                                                                       197,431                   12,477,639
JPMorgan Chase & Co.                                                            1,049,013                   36,295,850
MGIC Investment Corp.                                                              27,863                    1,718,311
Moody's Corp.                                                                      42,700                    3,452,722
Principal Financial Group, Inc.                                                    88,719                    3,414,794
                                                                                                          ------------
                                                                                                           149,594,661

Insurance 4.1%
ACE Ltd.                                                                           82,028                    3,385,296
AFLAC, Inc.                                                                       144,944                    5,400,613
Allstate Corp.                                                                    202,870                   10,967,152
Ambac Financial Group, Inc.                                                        31,434                    2,349,692
American International Group, Inc.                                                766,248                   42,457,802
Aon Corp.                                                                          91,387                    2,087,279
Chubb Corp.                                                                        54,879                    4,350,258
Cincinnati Financial Corp.                                                         48,604                    2,119,620
Hartford Financial Services Group, Inc.                                            84,146                    5,769,050
Jefferson-Pilot Corp.                                                              39,388                    1,931,981
Lincoln National Corp.                                                             50,478                    2,278,577
Loews Corp.                                                                        52,362                    3,850,702
Marsh & McLennan Companies, Inc.                                                  150,232                    4,570,057
MBIA, Inc.                                                                         40,546                    2,119,745
MetLife, Inc.                                                                     222,111                    8,684,540
Progressive Corp.                                                                  57,347                    5,262,161
Prudential Financial, Inc.                                                        146,916                    8,432,978
Safeco Corp.                                                                       36,289                    1,767,637
The St. Paul Travelers Companies, Inc.                                            191,675                    7,040,223
Torchmark Corp.                                                                    31,210                    1,629,162
UnumProvident Corp.                                                                85,694                    1,458,512
XL Capital Ltd. "A"                                                                39,932                    2,889,879
                                                                                                          ------------
                                                                                                           130,802,916

Real Estate 0.5%
Apartment Investment & Management Co. "A" (REIT)                                   27,700                    1,030,440
Archstone-Smith Trust (REIT)                                                       52,600                    1,794,186
Equity Office Properties Trust (REIT)                                             126,511                    3,811,776
Equity Residential (REIT)                                                          81,660                    2,630,268
Plum Creek Timber Co., Inc. (REIT)                                                 52,524                    1,875,107
ProLogis (REIT)                                                                    53,200                    1,973,720
Simon Property Group, Inc. (REIT)                                                  63,334                    3,836,774
                                                                                                          ------------
                                                                                                            16,952,271

Health Care 12.9%
Biotechnology 1.2%
Amgen, Inc.*                                                                      367,124                   21,370,288
Applera Corp. - Applied Biosystems Group                                           56,435                    1,114,027
Biogen Idec, Inc.*                                                                100,671                    3,474,156
Chiron Corp.*                                                                      43,127                    1,512,033
Genzyme Corp.*                                                                     71,040                    4,066,329
Gilead Sciences, Inc.*                                                            124,260                    4,448,508
MedImmune, Inc.*                                                                   71,237                    1,696,153
                                                                                                          ------------
                                                                                                            37,681,494

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.                                                                15,501                    1,136,223
Baxter International, Inc.                                                        176,498                    5,997,402
Becton, Dickinson & Co.                                                            72,492                    4,234,983
Biomet, Inc.                                                                       73,075                    2,652,622
Boston Scientific Corp.*                                                          230,706                    6,757,379
C.R. Bard, Inc.                                                                    30,194                    2,055,608
Fisher Scientific International, Inc.*                                             33,900                    1,929,588
Guidant Corp.                                                                      97,882                    7,233,480
Hospira, Inc.*                                                                     45,222                    1,459,314
Medtronic, Inc.                                                                   346,799                   17,669,409
Millipore Corp.*                                                                   14,381                      624,135
PerkinElmer, Inc.                                                                  37,263                      768,736
St. Jude Medical, Inc.*                                                           102,326                    3,683,736
Stryker Corp.                                                                     115,148                    5,136,752
Thermo Electron Corp.*                                                             46,228                    1,169,106
Waters Corp.*                                                                      34,905                    1,249,250
Zimmer Holdings, Inc.*                                                             75,408                    5,867,496
                                                                                                          ------------
                                                                                                            69,625,219

Health Care Providers & Services 2.5%
Aetna, Inc.                                                                        89,098                    6,677,895
AmerisourceBergen Corp.                                                            30,324                    1,737,262
Cardinal Health, Inc.                                                             123,668                    6,900,674
Caremark Rx, Inc.*                                                                130,100                    5,175,378
CIGNA Corp.                                                                        38,425                    3,431,353
Express Scripts, Inc.*                                                             21,900                    1,909,461
HCA, Inc.                                                                         120,585                    6,459,739
Health Management Associates, Inc. "A"                                             70,333                    1,841,318
Humana, Inc.*                                                                      46,051                    1,470,869
IMS Health, Inc.                                                                   67,006                    1,634,276
Laboratory Corp. of America Holdings*                                              40,000                    1,928,000
Manor Care, Inc.                                                                   25,009                      909,327
McKesson Corp.                                                                     84,915                    3,205,541
Medco Health Solutions, Inc.*                                                      78,688                    3,900,564
Quest Diagnostics, Inc.                                                            29,251                    3,075,158
Tenet Healthcare Corp.*                                                           134,848                    1,554,797
UnitedHealth Group, Inc.                                                          187,112                   17,846,743
WellPoint, Inc.*                                                                   87,208                   10,931,523
                                                                                                          ------------
                                                                                                            80,589,878

Pharmaceuticals 7.0%
Abbott Laboratories                                                               451,522                   21,049,956
Allergan, Inc.                                                                     37,939                    2,635,622
Bristol-Myers Squibb Co.                                                          557,036                   14,182,137
Eli Lilly & Co.                                                                   325,347                   16,950,579
Forest Laboratories, Inc.*                                                        105,481                    3,897,523
Johnson & Johnson                                                                 874,301                   58,718,055
King Pharmaceuticals, Inc.*                                                        69,775                      579,830
Merck & Co., Inc.                                                                 650,706                   21,063,353
Mylan Laboratories, Inc.                                                           77,700                    1,376,844
Pfizer, Inc.                                                                    2,186,393                   57,436,544
Schering-Plough Corp.                                                             423,252                    7,682,024
Watson Pharmaceuticals, Inc.*                                                      31,507                      968,210
Wyeth                                                                             396,909                   16,741,622
                                                                                                          ------------
                                                                                                           223,282,299

Industrials 11.8%
Aerospace & Defense 2.2%
Boeing Co.                                                                        240,420                   14,054,953
General Dynamics Corp.                                                             57,330                    6,137,177
Goodrich Corp.                                                                     34,738                    1,330,118
Honeywell International, Inc.                                                     246,268                    9,163,632
L-3 Communications Holdings, Inc.                                                  33,300                    2,364,966
Lockheed Martin Corp.                                                             123,626                    7,548,604
Northrop Grumman Corp.                                                            104,950                    5,665,201
Raytheon Co.                                                                      130,123                    5,035,760
Rockwell Collins, Inc.                                                             51,044                    2,429,184
United Technologies Corp.                                                         146,320                   14,874,891
                                                                                                          ------------
                                                                                                            68,604,486

Air Freight & Logistics 1.0%
FedEx Corp.                                                                        89,501                    8,408,619
Ryder System, Inc.                                                                 19,090                      796,053
United Parcel Service, Inc. "B"                                                   320,870                   23,340,084
                                                                                                          ------------
                                                                                                            32,544,756

Airlines 0.1%
Delta Air Lines, Inc.*                                                             40,218                      162,883
Southwest Airlines Co.                                                            214,991                    3,061,472
                                                                                                          ------------
                                                                                                             3,224,355

Building Products 0.2%
American Standard Companies, Inc.                                                  53,952                    2,507,689
Masco Corp.                                                                       128,905                    4,469,136
                                                                                                          ------------
                                                                                                             6,976,825

Commercial Services & Supplies 0.9%
Allied Waste Industries, Inc.*                                                     93,146                      680,897
Apollo Group, Inc. "A"*                                                            48,383                    3,583,245
Avery Dennison Corp.                                                               31,931                    1,977,487
Cendant Corp.                                                                     301,473                    6,192,255
Cintas Corp.                                                                       43,566                    1,799,712
Equifax, Inc.                                                                      39,009                    1,197,186
H&R Block, Inc.                                                                    47,591                    2,407,153
Monster Worldwide, Inc.*                                                           34,189                      959,002
Pitney Bowes, Inc.                                                                 66,685                    3,008,827
R.R. Donnelley & Sons Co.                                                          63,621                    2,011,696
Robert Half International, Inc.                                                    46,975                    1,266,446
Waste Management, Inc.                                                            163,840                    4,726,784
                                                                                                          ------------
                                                                                                            29,810,690

Construction & Engineering 0.0%
Fluor Corp.                                                                        24,404                    1,352,714
                                                                                                          ------------
Electrical Equipment 0.4%
American Power Conversion Corp.                                                    52,497                    1,370,697
Cooper Industries Ltd. "A"                                                         26,501                    1,895,351
Emerson Electric Co.                                                              120,170                    7,802,638
Rockwell Automation, Inc.                                                          51,056                    2,891,812
                                                                                                          ------------
                                                                                                            13,960,498

Industrial Conglomerates 4.9%
3M Co.                                                                            222,966                   19,105,956
General Electric Co.                                                            3,105,465                  111,983,068
Textron, Inc.                                                                      39,627                    2,956,967
Tyco International Ltd.                                                           594,929                   20,108,600
                                                                                                          ------------
                                                                                                           154,154,591

Machinery 1.4%
Caterpillar, Inc.                                                                  97,734                    8,936,797
Cummins, Inc.                                                                      12,523                      880,993
Danaher Corp.                                                                      84,522                    4,514,320
Deere & Co.                                                                        70,996                    4,765,961
Dover Corp.                                                                        58,759                    2,220,503
Eaton Corp.                                                                        43,854                    2,868,052
Illinois Tool Works, Inc.                                                          80,371                    7,195,616
Ingersoll-Rand Co. "A"                                                             49,327                    3,928,895
ITT Industries, Inc.                                                               26,646                    2,404,535
Navistar International Corp.*                                                      19,171                      697,824
PACCAR, Inc.                                                                       49,685                    3,596,697
Pall Corp.                                                                         35,810                      971,167
Parker-Hannifin Corp.                                                              34,368                    2,093,699
                                                                                                          ------------
                                                                                                            45,075,059

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.                                                117,686                    6,346,806
CSX Corp.                                                                          62,026                    2,583,383
Norfolk Southern Corp.                                                            113,344                    4,199,395
Union Pacific Corp.                                                                75,765                    5,280,820
                                                                                                          ------------
                                                                                                            18,410,404

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.                                                                26,062                    1,622,881
                                                                                                          ------------
Information Technology 15.0%
Communications Equipment 2.4%
ADC Telecommunications, Inc.*                                                     236,124                      469,887
Andrew Corp.*                                                                      47,067                      551,155
Avaya, Inc.*                                                                      131,655                    1,537,730
CIENA Corp.*                                                                      145,489                      250,241
Cisco Systems, Inc.*                                                            1,885,464                   33,730,951
Comverse Technologies, Inc.*                                                       57,305                    1,445,232
Corning, Inc.*                                                                    401,490                    4,468,584
JDS Uniphase Corp.*                                                               422,019                      704,772
Lucent Technologies, Inc.*                                                      1,243,695                    3,420,161
Motorola, Inc.                                                                    703,296                   10,528,341
QUALCOMM, Inc.                                                                    486,754                   17,839,534
Scientific-Atlanta, Inc.                                                           44,917                    1,267,558
Tellabs, Inc.*                                                                    132,030                      963,819
                                                                                                          ------------
                                                                                                            77,177,965

Computers & Peripherals 3.8%
Apple Computer, Inc.*                                                             241,678                   10,070,722
Dell, Inc.*                                                                       711,347                   27,329,952
EMC Corp.*                                                                        686,162                    8,453,516
Gateway, Inc.*                                                                    109,125                      439,774
Hewlett-Packard Co.                                                               862,536                   18,924,040
International Business Machines Corp.                                             476,620                   43,553,535
Lexmark International, Inc. "A"*                                                   37,357                    2,987,439
NCR Corp.*                                                                         54,098                    1,825,266
Network Appliance, Inc.*                                                          103,609                    2,865,825
QLogic Corp.*                                                                      27,100                    1,097,550
Sun Microsystems, Inc.*                                                           959,865                    3,877,855
                                                                                                          ------------
                                                                                                           121,425,474

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                                       128,241                    2,846,950
Jabil Circuit, Inc.*                                                               58,875                    1,679,115
Molex, Inc.                                                                        49,486                    1,304,451
Sanmina-SCI Corp.*                                                                152,638                      796,771
Solectron Corp.*                                                                  281,527                      976,899
Symbol Technologies, Inc.                                                          70,019                    1,014,575
Tektronix, Inc.                                                                    26,810                      657,649
                                                                                                          ------------
                                                                                                             9,276,410

Internet Software & Services 0.4%
Yahoo!, Inc.*                                                                     380,522                   12,899,696
                                                                                                          ------------
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*                                            37,100                    1,975,204
Automatic Data Processing, Inc.                                                   166,737                    7,494,828
Computer Sciences Corp.*                                                           54,632                    2,504,877
Convergys Corp.*                                                                   40,940                      611,234
Electronic Data Systems Corp.                                                     148,419                    3,067,821
First Data Corp.                                                                  237,588                    9,339,584
Fiserv, Inc.*                                                                      56,450                    2,246,710
Paychex, Inc.                                                                     109,267                    3,586,143
Sabre Holdings Corp.                                                               39,146                      856,515
SunGard Data Systems, Inc.*                                                        83,408                    2,877,576
Unisys Corp.*                                                                      97,084                      685,413
                                                                                                          ------------
                                                                                                            35,245,905

Office Electronics 0.1%
Xerox Corp.*                                                                      273,056                    4,136,798
                                                                                                          ------------
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*                                                     111,497                    1,797,332
Altera Corp.*                                                                     107,543                    2,127,200
Analog Devices, Inc.                                                              107,568                    3,887,507
Applied Materials, Inc.                                                           491,535                    7,987,444
Applied Micro Circuits Corp.*                                                      91,883                      302,295
Broadcom Corp. "A"*                                                                91,180                    2,728,106
Freescale Semiconductor, Inc. "B"*                                                112,643                    1,943,092
Intel Corp.                                                                     1,830,682                   42,526,743
KLA-Tencor Corp.                                                                   55,985                    2,575,870
Linear Technology Corp.                                                            88,706                    3,398,327
LSI Logic Corp.*                                                                  112,455                      628,623
Maxim Integrated Products, Inc.                                                    93,143                    3,806,754
Micron Technology, Inc.*                                                          176,149                    1,821,381
National Semiconductor Corp.                                                      103,466                    2,132,434
Novellus Systems, Inc.*                                                            40,382                    1,079,411
NVIDIA Corp.*                                                                      48,399                    1,149,960
PMC-Sierra, Inc.*                                                                  51,602                      454,098
Teradyne, Inc.*                                                                    56,958                      831,587
Texas Instruments, Inc.                                                           494,748                   12,611,126
Xilinx, Inc.                                                                      100,113                    2,926,303
                                                                                                          ------------
                                                                                                            96,715,593

Software 3.8%
Adobe Systems, Inc.                                                                68,352                    4,591,204
Autodesk, Inc.                                                                     66,248                    1,971,541
BMC Software, Inc.*                                                                64,069                      961,035
Citrix Systems, Inc.*                                                              48,914                    1,165,131
Computer Associates International, Inc.                                           164,715                    4,463,777
Compuware Corp.*                                                                  112,821                      812,311
Electronic Arts, Inc.*                                                             87,406                    4,525,883
Intuit, Inc.*                                                                      54,133                    2,369,401
Mercury Interactive Corp.*                                                         24,379                    1,155,077
Microsoft Corp.                                                                 2,958,785                   71,513,833
Novell, Inc.*                                                                     108,582                      647,149
Oracle Corp.*                                                                   1,311,429                   16,366,634
Parametric Technology Corp.*                                                       72,003                      402,497
Siebel Systems, Inc.*                                                             146,933                    1,341,498
Symantec Corp.*                                                                   203,140                    4,332,976
VERITAS Software Corp.*                                                           121,568                    2,822,809
                                                                                                          ------------
                                                                                                           119,442,756

Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.                                                     65,090                    4,119,546
Dow Chemical Co.                                                                  272,691                   13,593,646
E.I. du Pont de Nemours & Co.                                                     284,352                   14,570,196
Eastman Chemical Co.                                                               22,486                    1,326,674
Ecolab, Inc.                                                                       74,442                    2,460,308
Engelhard Corp.                                                                    35,361                    1,061,891
Great Lakes Chemical Corp.                                                         14,771                      474,445
Hercules, Inc.*                                                                    32,330                      468,138
International Flavors & Fragrances, Inc.                                           27,416                    1,082,932
Monsanto Co.                                                                       75,692                    4,882,134
PPG Industries, Inc.                                                               49,162                    3,516,066
Praxair, Inc.                                                                      92,928                    4,447,534
Rohm & Haas Co.                                                                    64,989                    3,119,472
Sigma-Aldrich Corp.                                                                19,934                    1,220,958
                                                                                                          ------------
                                                                                                            56,343,940

Construction Materials 0.0%
Vulcan Materials Co.                                                               29,331                    1,666,881
                                                                                                          ------------
Containers & Packaging 0.2%
Ball Corp.                                                                         32,524                    1,349,095
Bemis Co., Inc.                                                                    30,930                      962,542
Pactiv Corp.*                                                                      43,249                    1,009,864
Sealed Air Corp.*                                                                  24,136                    1,253,624
Temple-Inland, Inc.                                                                16,131                    1,170,304
                                                                                                          ------------
                                                                                                             5,745,429

Metals & Mining 0.7%
Alcoa, Inc.                                                                       249,251                    7,574,738
Allegheny Technologies, Inc.                                                       27,879                      672,163
Freeport-McMoRan Copper & Gold, Inc. "B"                                           53,090                    2,102,895
Newmont Mining Corp.                                                              127,100                    5,369,975
Nucor Corp.                                                                        50,118                    2,884,792
Phelps Dodge Corp.                                                                 27,537                    2,801,339
United States Steel Corp.                                                          32,692                    1,662,388
                                                                                                          ------------
                                                                                                            23,068,290

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                              74,532                    2,645,141
International Paper Co.                                                           145,862                    5,366,263
Louisiana-Pacific Corp.                                                            31,791                      799,226
MeadWestvaco Corp.                                                                 58,493                    1,861,247
Weyerhaeuser Co.                                                                   68,664                    4,703,484
                                                                                                          ------------
                                                                                                            15,375,361

Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.                                                                       86,936                    4,768,439
AT&T Corp.                                                                        229,748                    4,307,775
BellSouth Corp.                                                                   524,507                   13,789,289
CenturyTel, Inc.                                                                   38,855                    1,275,998
Citizens Communications Co.                                                        96,905                    1,253,951
Qwest Communications International, Inc.*                                         523,081                    1,935,400
SBC Communications, Inc.                                                          952,048                   22,554,017
Sprint Corp.                                                                      442,517                   10,067,262
Verizon Communications, Inc.                                                      820,052                   29,111,846
                                                                                                          ------------
                                                                                                            89,063,977

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*                                                  331,625                    9,424,783
                                                                                                          ------------
Utilities 3.2%
Electric Utilities 2.1%
Allegheny Energy, Inc.*                                                            40,118                      828,838
Ameren Corp.                                                                       56,319                    2,760,194
American Electric Power Co.                                                       113,315                    3,859,509
CenterPoint Energy, Inc.                                                           89,568                    1,077,503
Cinergy Corp.                                                                      52,336                    2,120,655
Consolidated Edison, Inc.                                                          69,916                    2,949,057
DTE Energy Co.                                                                     50,203                    2,283,232
Edison International                                                               93,990                    3,263,333
Entergy Corp.                                                                      64,009                    4,522,876
Exelon Corp.                                                                      203,038                    9,317,414
FirstEnergy Corp.                                                                  94,395                    3,959,870
FPL Group, Inc.                                                                   106,294                    4,267,704
PG&E Corp.*                                                                       110,047                    3,752,603
Pinnacle West Capital Corp.                                                        26,596                    1,130,596
PPL Corp.                                                                          54,024                    2,916,756
Progress Energy, Inc.                                                              71,350                    2,993,132
Southern Co.                                                                      211,788                    6,741,212
TECO Energy, Inc.                                                                  57,888                      907,684
TXU Corp.                                                                          73,225                    5,830,907
Xcel Energy, Inc.                                                                 115,637                    1,986,643
                                                                                                          ------------
                                                                                                            67,469,718

Gas Utilities 0.2%
KeySpan Corp.                                                                      46,375                    1,807,234
Nicor, Inc.                                                                        12,737                      472,415
NiSource, Inc.                                                                     78,066                    1,779,124
Peoples Energy Corp.                                                               10,857                      455,126
                                                                                                          ------------
                                                                                                             4,513,899

Multi-Utilities 0.9%
AES Corp.*                                                                        187,450                    3,070,431
Calpine Corp.*                                                                    139,793                      391,420
CMS Energy Corp.*                                                                  56,249                      733,487
Constellation Energy Group, Inc.                                                   50,787                    2,625,688
Dominion Resources, Inc.                                                           97,218                    7,235,936
Duke Energy Corp.                                                                 287,032                    8,039,766
Dynegy, Inc. "A"*                                                                 112,061                      438,159
Public Service Enterprise Group, Inc.                                              68,073                    3,702,490
Sempra Energy                                                                      67,390                    2,684,818
                                                                                                          ------------
                                                                                                            28,922,195


Total Common Stocks (Cost $2,825,619,031)                                                                3,158,330,406
                                                                                                          ------------
                                                                                Principal
                                                                                Amount ($)                  Value ($)
                                                                                ----------                  ---------

US Government Backed 0.1%
US Treasury Bills, 2.869%**, 7/14/2005 (b)
(Cost $2,569,012)                                                               2,590,000                    2,569,012
                                                                                                          ------------

                                                                                   Shares                     Value ($)
                                                                                   ------                     ---------

Cash Equivalents 1.3%
Cash Management Fund Institutional, 2.58% (a)
(Cost $42,772,843)                                                             42,772,843                   42,772,843
                                                                                                          ------------

                                                                                     % of
                                                                                   Net Assets              Value ($)
                                                                                   ----------              ---------

Total Investment Portfolio  (Cost $2,870,960,886)                                   100.8                3,203,672,261
Other Assets and Liabilities, Net                                                    -0.8                  -24,936,486
                                                                                                        --------------
Net Assets                                                                          100.0                3,178,735,775
                                                                                                        ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Cash Management Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At March 31, 2005, open futures contracts purchased were as follows:

                Expiration             Aggregate                  Unrealized
Futures            Date    Contracts Face Value ($)  Value ($)  Depreciation ($)
-------------------------------------------------------------------------------
S&P 500 Index    6/16/2005    96        28,814,743  28,413,600        (401,143)
-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005